Annual Total Returns - Delaware Ivy VIP International Core Equity - Class II	Dec. 31, 2023
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2014	1.44%
2015	(0.94%)
2016	1.08%
2017	23.16%
2018	(17.81%)
2019	18.69%
2020	7.19%
2021	14.18%
2022	(14.32%)
2023	15.65%